The Hartford Dividend and Growth Fund (Prospectus Summary) | The Hartford Dividend and Growth Fund
THE HARTFORD DIVIDEND AND GROWTH FUND SUMMARY SECTION
INVESTMENT GOAL.
The Fund seeks a high level of current income consistent with growth of capital.
YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section beginning on page 26 of the Fund's statutory prospectus and the “Purchase and Redemption of Shares” section beginning on page 155 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class A		Class B	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	5.00%	1.00%	none	none	none	none	none	none
Exchange fees	none		none	none	none	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class A	Class B	Class C	Class I	Class R3		Class R4		Class R5		Class R6		Class Y
Management fees		0.61%	0.61%	0.61%	0.61%	0.61%	[1]	0.61%	[1]	0.61%	[1]	0.61%	[2]	0.61%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	[1]	0.25%	[1]	none	[1]	none	[2]	none
Other expenses		0.19%	0.39%	0.18%	0.22%	0.24%	[1]	0.19%	[1]	0.14%	[1]	0.04%	[2]	0.04%
Total annual fund operating expenses		1.05%	2.00%	1.79%	0.83%	1.35%	[1]	1.05%	[1]	0.75%	[1]	0.65%	[2]	0.65%
Fee waiver and/or expense reimbursement	[3]	none	none	none	none	none	[1]	none	[1]	none	[1]	none	[2]	none
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[3]	1.05%	2.00%	1.79%	0.83%	1.35%	[1]	1.05%	[1]	0.75%	[1]	0.65%	[2]	0.65%
[1]	Other expenses include an administrative services fee paid by the Fund for third party recordkeeping that is payable as a percentage of net assets in the amount of up to: 0.20% (Class R3), 0.15% (Class R4) and 0.10% (Class R5).
[2]	Other expenses are based on estimated amounts for the current fiscal year.
[3]	Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.25% (Class A), 1.00% (Class I), 1.35% (Class R3), 1.05% (Class R4), 0.75% (Class R5), and 0.70% (Class R6). This contractual arrangement will remain in effect until February 29, 2016, and shall renew automatically for one-year terms thereafter unless the Investment Manager provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund's operating expenses remain the same

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	651	866	1,098	1,762
Class B	703	927	1,278	2,082
Class C	282	563	970	2,105
Class I	85	265	460	1,025
Class R3	137	428	739	1,624
Class R4	107	334	579	1,283
Class R5	77	240	417	930
Class R6	66	208	362	810
Class Y	66	208	362	810

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	651	866	1,098	1,762
Class B	203	627	1,078	2,082
Class C	182	563	970	2,105
Class I	85	265	460	1,025
Class R3	137	428	739	1,624
Class R4	107	334	579	1,283
Class R5	77	240	417	930
Class R6	66	208	362	810
Class Y	66	208	362	810

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.
The Fund invests primarily in a portfolio of common stocks that typically have above average dividend yields and whose prospects for capital appreciation are considered favorable by the sub-adviser, Wellington Management Company, LLP (“Wellington Management”).  The Fund's portfolio is broadly diversified by company and industry.  Under normal market and economic conditions, at least 65% of the Fund's net assets are invested in dividend paying equity securities.  The Fund tends to focus on securities of larger, well-established companies with market capitalizations similar to those of companies in the S&P 500 Index.  The Fund may invest up to 20% of its net assets in securities of foreign issuers and non-dollar securities.  Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the Fund.

MAIN RISKS.

The primary risks of investing in the Fund are described below.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund's statutory prospectus.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Dividend Paying Security Investment Risk — Securities that pay high dividends as a group can fall out of favor with the market, causing the Fund during such periods to underperform funds that do not focus on dividends. The Fund's focus on dividend paying investments may cause the Fund's share price and total return to fluctuate more than the share price and total return of funds that do not focus their investments on dividend paying securities. In addition, income provided by the Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies.

Investment Strategy Risk - The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund's investment objective will be achieved.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund's investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund's foreign investments.

The Fund is subject to certain other risks, which are described elsewhere in the Fund's statutory prospectus.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordfunds.com.  The returns:

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the Fund's operating expenses had not been limited.

The bar chart:

•                  Shows how the Fund's total return has varied from year to year

•                  Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•                  Shows the returns of the Fund's Class A shares.  Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest    15.76% (2nd quarter, 2009)   Lowest -18.58% (4th quarter, 2008)

The year-to-date return for the Fund's Class A shares as of September 30, 2014 is 7.83%.

AVERAGE ANNUAL RETURNS.

The table below shows returns for the Fund over time compared to those of two broad-based market indices.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.

Class I shares commenced operations on August 31, 2006 and performance prior to that date is that of the Fund's Class A shares (excluding sales charges), which had different operating expenses.  Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006 and performance prior to that date reflects Class Y shares performance, which had different operating expenses.  Class R6 shares commenced operations on November 7, 2014 and performance prior to that date reflects Class Y shares performance, which had different operating expenses.

For more information regarding returns see the “Performance Notes” section in the Fund's statutory prospectus.  Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average annual total returns for periods ending December 31, 2013 (including sales charges)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A Return Before Taxes	23.72%	14.45%	7.36%
Class A After Taxes on Distributions	Class A After Taxes on Distributions	21.41%	13.75%	6.58%
Class A After Taxes on Distributions and Sale of Fund Shares	Class A After Taxes on Distributions and Sale of Fund Shares	15.18%	11.66%	5.95%
Class B	Class B Return Before Taxes	24.78%	14.52%	7.22%
Class C	Class C Return Before Taxes	28.96%	14.88%	7.17%
Class I	Class I Return Before Taxes	31.15%	16.06%	8.19%
Class R3	Class R3 Return Before Taxes	30.52%	15.41%	7.86%
Class R4	Class R4 Return Before Taxes	30.93%	15.79%	8.12%
Class R5	Class R5 Return Before Taxes	31.35%	16.13%	8.34%
Class R6	Class R6 Return Before Taxes	31.46%	16.25%	8.42%
Class Y	Class Y Return Before Taxes	31.46%	16.25%	8.42%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	32.53%	16.67%	7.58%